DEPOSITS FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of deposits from customers

	R$ thousands
	On December 31, 2025	On December 31, 2024
Demand deposits	36,792,675	44,119,254
Savings deposits	124,461,404	132,502,157
Time deposits	560,020,072	467,717,052
Total	721,274,151	644,338,463